UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                         MITCHELL GROUP, INC.
Address:                      1100 Louisiana
                              Suite 4810
                              Houston, Texas 77002

13F File Number:              801-34644

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                         Terry Jolly
Title:                        Vice President
Phone:                        713-759-2070

Signature, Place and Date of Signing:

     Terry Jolly   Houston, Texas    August 19, 2004

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                      Investment Discretion       Voting Authority
Issue                    Class     Cusip         Market       Shares  Sole Shared Other Mgr       Sole   Shared   None
------------------       -----     -----         ------       ------  ---- ------ ----- ---       ----   ------   ----
Amerada Hess             Common    023551104      17232       217600   X                        217600
Anadarko Petroleum       Common    032511107       1354        23100   X                         23100
Apache Corp              Common    037411105      22485       516294   X                        516294
BP P.L.C.                Common    055622104      11828       220797   X                        220797
Burlington Resources     Common    122014103        644        17800   X                         17800
Canadian Natural Resour  Common    136385101      15584       521200   X                        521200
ChevronTexaco Corp       Common    166764100      45417       482592   X                        482592
Comstock Resources, Inc  Common    205768203      10322       530400   X                        530400
ConocoPhillips           Common    20825C104      28130       368729   X                        368729
Cooper Cameron Corp      Common    216640102       6097       125200   X                        125200
Devon Energy Corp        Common    25179M103      23260       352418   X                        352418
EOG Resources            Common    26875P101      15256       255500   X                        255500
Endeavour International  Common    29259G101        129        37500   X                         37500
Exxon Mobil Corp         Common    30231G102      97262      2190099   X                       2190099
FMC Technologies Inc     Common    30249U101       7677       266550   X                        266550
GlobalSantaFe Corp       Common    G3930E101       5772       217800   X                        217800
Halliburton Co           Common    406216101       3244       107200   X                        107200
Imperial Oil Limited     Common    453038408        258         5500   X                          5500
Kerr McGee Corp          Common    492386107      16278       302737   X                        302737
Marathon Oil Corp        Common    565849106       2838        75000   X                         75000
Nabors Industries Ltd    Common    G6359F103      13765       304400   X                        304400
Newfield Exploration Co  Common    651290108      10033       180000   X                        180000
Noble Corp               Common    G65422100       9685       255600   X                        255600
Noble Energy Inc         Common    655044105      13270       260200   X                        260200
Occidental Petroleum Co  Common    674599105      18599       384200   X                        384200
Pioneer Natural Resourc  Common    723787107      25255       719940   X                        719940
Pride International Inc  Common    74153Q102      13957       815700   X                        815700
Range Resouces Corp      Common    75281A109       3681       252100   X                        252100
Schlumberger LTD         Common    806857108      20218       318350   X                        318350
Spinnaker Exploration C  Common    84855W109       5939       150800   X                        150800
Talisman Energy, Inc     Common    87425E103       3902       179500   X                        179500
Unocal Corp              Common    915289102      18407       484400   X                        484400
Varco International Inc  Common    922122106       8857       404600   X                        404600
W H Energy Services      Common    92925E108       6074       309900   X                        309900
Whiting Petroleum Corpo  Common    966387102        578        23000   X                         23000
Willbros Group, Inc.     Common    969199108      21801      1446653   X                       1446653
Williams Companies       Common    969457100       6618       556150   X                        556150
XTO Energy Inc           Common    98385X106       3563       119600   X                        119600

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

For 13F Information Table Entry Total:   38

Form 13F Information Table Value Total:  535,267